                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2000
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       INTEGRA BANK N.A.
            ------------------------------------------
Address:    21 S.E. THIRD STREET
            ------------------------------------------
            EVANSVILLE, IN 47708
            ------------------------------------------

            ------------------------------------------


Form 13F File Number: 28-5504
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     DAVID L. KELLER
          --------------------------------------------
Title:    SR. VICE PRESIDENT
          --------------------------------------------
Phone:    812-464-9705
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ DAVID L. KELLER              EVANSVILLE, IN                 NOVEMBER 7, 2000
-------------------              --------------                 ----------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       146
                                              -----------------------

Form 13F Information Table Value Total:      $140,256
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

         NONE
         -----         -------------------      ------------------------

          [Repeat as necessary.]

INTEGRA BANK N.A.                             SECURITIES AND EXCHANGE COMMISSION FORM 13-F                      13F FILE #: 28-5504
                                                             AS OF 09/30/00

------------------------------------------------------------------------------------------------------------------------------------
           Column 1           Column 2  Column 3  Column 4      Column 5            Column 6        Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                TITLE              MARKET
                                 OF                VALUE    SHS OR  SH/  PCT/ INVESTMENT DISCRETION  OTHER     VOTING AUTHORITY
            ISSUER              CLASS    CUSIP    (X$1000) PRIN AMT PRIN CALL   SOLE SHARED OTHER     MGRS  SOLE     SHARED   OTHER
------------------------------------------------------------------------------------------------------------------------------------
A T & T CORP                     COM   001957109      333    11,348 SH           X                         10,748      600
------------------------------------------------------------------------------------------------------------------------------------
A T & T CORP                     COM   001957109        4       150 SH                 X      X                        150
------------------------------------------------------------------------------------------------------------------------------------
AXA FINANCIAL INC                COM   002451102    1,511    29,665 SH           X                         29,665
------------------------------------------------------------------------------------------------------------------------------------
AXA FINANCIAL INC                COM   002451102      339     6,650 SH                 X      X             2,100    4,550
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES INC.         COM   002824100      533    11,200 SH           X                         11,200
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES INC.         COM   002824100       19       400 SH                 X      X               400
------------------------------------------------------------------------------------------------------------------------------------
AIR PRODUCTS & CHEMICALS INC.    COM   009158106      446    12,400 SH           X                         12,400
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                        COM   013817101      844    33,345 SH           X                         33,345
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                        COM   013817101      122     4,800 SH                 X      X             1,800    3,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO              COM   025816109    2,124    34,970 SH           X                         34,970
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO              COM   025816109       73     1,200 SH                 X      X             1,200        0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN GENERAL CORP            COM   026351106    1,076    13,792 SH           X                         13,792
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PRODUCTS CORP.     COM   026609107      926    16,400 SH           X                         16,400
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PRODUCTS CORP.     COM   026609107       34       600 SH                 X      X               400      200
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL. GROUP             COM   026874107    1,304    13,625 SH           X                         13,625
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL. GROUP             COM   026874107       85       889 SH                 X      X               847       42
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                        COM   031162100    1,773    25,395 SH           X                         25,395
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                        COM   031162100      189     2,700 SH                 X      X             1,000    1,700
------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES INC               COM   032654105    1,949    23,555 SH           X                         23,555
------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES INC               COM   032654105      120     1,450 SH                 X      X                      1,450
------------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP.                     COM   034425108      446    17,025 SH           X                         17,025
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC                COM   038222105    1,693    28,550 SH           X                         28,550
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC                COM   038222105      251     4,235 SH                 X      X             1,500    2,735
------------------------------------------------------------------------------------------------------------------------------------
BP AMOCO PLC                     COM   055622104    2,305    43,499 SH           X                         40,483    2,222     794
------------------------------------------------------------------------------------------------------------------------------------
BP AMOCO PLC                     COM   055622104      156     2,937 SH                 X      X             2,937
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Page Total:            18,655
------------------------------------------------------------------------------------------------------------------------------------

INTEGRA BANK N.A.                             SECURITIES AND EXCHANGE COMMISSION FORM 13-F                      13F FILE #: 28-5504
                                                             AS OF 09/30/00

------------------------------------------------------------------------------------------------------------------------------------
                                TITLE              MARKET
                                 OF                VALUE    SHS OR  SH/  PCT/ INVESTMENT DISCRETION  OTHER     VOTING AUTHORITY
            ISSUER              CLASS    CUSIP    (X$1000) PRIN AMT PRIN CALL   SOLE SHARED OTHER     MGRS  SOLE     SHARED   OTHER
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMER CORP                COM   060505104    1,008    19,241 SH           X                         18,459              782
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMER CORP                COM   060505104       22       411 SH                 X      X                85      326
------------------------------------------------------------------------------------------------------------------------------------
BELL SOUTH CORPORATION           COM   079860102      340     8,396 SH           X                          7,676      720
------------------------------------------------------------------------------------------------------------------------------------
BELL SOUTH CORPORATION           COM   079860102       20       500 SH                 X      X                        500
------------------------------------------------------------------------------------------------------------------------------------
BESTFOODS                        COM   08658U101      294     4,040 SH           X                          4,040
------------------------------------------------------------------------------------------------------------------------------------
BESTFOODS                        COM   08658U101       76     1,040 SH                 X      X               800      240
------------------------------------------------------------------------------------------------------------------------------------
BIOMET, INC                      COM   090613100    1,908    54,500 SH           X                         54,500
------------------------------------------------------------------------------------------------------------------------------------
BIOMET, INC                      COM   090613100       26       750 SH                 X      X                        750
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CORP.       COM   110122108    1,934    33,642 SH           X                         33,642
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CORP.       COM   110122108    1,918    33,352 SH                 X      X             3,300   30,052
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP.                    COM   166751107      372     4,365 SH           X                          4,365
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP.                    COM   166751107      234     2,744 SH                 X      X             2,544      200
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                    COM   17275R102    2,636    47,716 SH           X                         47,716
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                    COM   17275R102      468     8,465 SH                 X      X             2,300    6,165
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                    COM   172967101    2,403    44,441 SH           X                         44,441
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                    COM   172967101      515     9,533 SH                 X      X             6,600    2,933
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                     COM   191216100    1,428    25,900 SH           X                         25,900
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                     COM   191216100       11       200 SH                 X      X               200
------------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO             COM   194162103      238     5,052 SH           X                          5,052
------------------------------------------------------------------------------------------------------------------------------------
CORNING, INC.                    COM   219350105      558     1,880 SH           X                          1,880
------------------------------------------------------------------------------------------------------------------------------------
CORNING, INC.                    COM   219350105       89       300 SH                 X      X               300
------------------------------------------------------------------------------------------------------------------------------------
E.I. DU PONT & CO.               COM   263534109      844    20,655 SH           X                         20,655
------------------------------------------------------------------------------------------------------------------------------------
E.I. DU PONT & CO.               COM   263534109       14       347 SH                 X      X               236      111
------------------------------------------------------------------------------------------------------------------------------------
DUKE POWER CO.                   COM   264399106      326     3,800 SH           X                          3,800
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Page Total:            17,682
------------------------------------------------------------------------------------------------------------------------------------

INTEGRA BANK N.A.                             SECURITIES AND EXCHANGE COMMISSION FORM 13-F                      13F FILE #: 28-5504
                                                             AS OF 09/30/00

------------------------------------------------------------------------------------------------------------------------------------
                                TITLE              MARKET
                                 OF                VALUE    SHS OR  SH/  PCT/ INVESTMENT DISCRETION  OTHER     VOTING AUTHORITY
            ISSUER              CLASS    CUSIP    (X$1000) PRIN AMT PRIN CALL   SOLE SHARED OTHER     MGRS  SOLE     SHARED   OTHER
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS                  COM   268648102    1,827    18,360 SH           X                         18,360
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS                  COM   268648102      369     3,705 SH                 X      X             1,200    2,505
------------------------------------------------------------------------------------------------------------------------------------
ELAN CORP PLC ADR                COM   284131208    1,723    31,475 SH           X                         31,475
------------------------------------------------------------------------------------------------------------------------------------
ELAN CORP PLC ADR                COM   284131208      399     7,290 SH                 X      X             2,600    4,690
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC CO.             COM   291011104      700    10,450 SH           X                         10,450
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC CO.             COM   291011104       40       600 SH                 X      X                        600
------------------------------------------------------------------------------------------------------------------------------------
ENRON CORP                       COM   293561106    1,020    11,635 SH           X                         11,635
------------------------------------------------------------------------------------------------------------------------------------
ENRON CORP                       COM   293561106      429     4,900 SH                 X      X             1,600    3,300
------------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUNICATIONS INC        COM   302088109    1,231    24,925 SH           X                         24,925
------------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUNICATIONS INC        COM   302088109      171     3,460 SH                 X      X             1,660    1,800
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                 COM   30231G102    3,939    44,206 SH           X                         43,546              660
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                 COM   30231G102      814     9,137 SH                 X      X             6,026    3,111
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NAT'L MTG ASSN           COM   313586109    1,741    24,353 SH           X                         24,353
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NAT'L MTG ASSN           COM   313586109       26       361 SH                 X      X               333       28
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP              COM   316773100      852    15,802 SH           X                         15,802
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP              COM   316773100      624    11,584 SH                 X      X             8,227    3,357
------------------------------------------------------------------------------------------------------------------------------------
FISERV INC                       COM   337738108    2,628    43,894 SH           X                         43,894
------------------------------------------------------------------------------------------------------------------------------------
FISERV INC                       COM   337738108      567     9,464 SH                 X      X             5,063    4,164     237
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO.             COM   369604103    9,112   157,620 SH           X                        157,620
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO.             COM   369604103      903    15,612 SH                 X      X            10,426    5,186
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO                      COM   375766102      256     8,300 SH           X                          8,300
------------------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO                     COM   423074103      229     6,190 SH           X                          6,190
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO               COM   428236103      328     3,360 SH           X                          3,360
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Page Total:            29,928
------------------------------------------------------------------------------------------------------------------------------------

INTEGRA BANK N.A.                             SECURITIES AND EXCHANGE COMMISSION FORM 13-F                      13F FILE #: 28-5504
                                                             AS OF 09/30/00

------------------------------------------------------------------------------------------------------------------------------------
                                TITLE              MARKET
                                 OF                VALUE    SHS OR  SH/  PCT/ INVESTMENT DISCRETION  OTHER     VOTING AUTHORITY
            ISSUER              CLASS    CUSIP    (X$1000) PRIN AMT PRIN CALL   SOLE SHARED OTHER     MGRS  SOLE     SHARED   OTHER
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC.                  COM   437076102    1,875    35,425 SH           X                         35,425
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC.                  COM   437076102      413     7,800 SH                 X      X             4,400    3,400
------------------------------------------------------------------------------------------------------------------------------------
INTEGRA BK CORP                  COM   45814P105   14,230   641,326 SH           X                        625,742           15,584
------------------------------------------------------------------------------------------------------------------------------------
INTEGRA BK CORP                  COM   45814P105    2,467   111,176 SH                 X      X            52,103   59,073
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP.                      COM   458140100    1,857    44,683 SH           X                         44,683
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP.                      COM   458140100      241     5,800 SH                 X      X             2,800    3,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHINES  COM   459200101    1,761    15,638 SH           X                         15,638
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHINES  COM   459200101      337     2,990 SH                 X      X             1,669    1,021     300
------------------------------------------------------------------------------------------------------------------------------------
IPALCO ENTERPRISES, INC          COM   462613100      403    17,600 SH           X                         15,000    2,600
------------------------------------------------------------------------------------------------------------------------------------
IPALCO ENTERPRISES, INC          COM   462613100       59     2,580 SH                 X      X             2,580
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                COM   478160104    1,298    13,817 SH           X                         13,817
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                COM   478160104        9        97 SH                 X      X                74       23
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP                          COM   493267108      253    10,014 SH           x                         10,014
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP.             COM   494368103    1,984    35,549 SH           X                         35,549
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP.             COM   494368103      218     3,905 SH                 X      X             1,200    2,705
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                   COM   532457108      552     6,800 SH           X                          6,800
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP           COM   535678106    2,106    32,525 SH           X                         32,525
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP           COM   535678106      298     4,600 SH                 X      X             1,200    3,400
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC          COM   549463107      401    13,154 SH           X                         13,154
------------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC         COM   571748102      226     1,700 SH           X                          1,700
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC.                   COM   585055106    1,495    28,845 SH           X                         28,845
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC.                   COM   585055106      303     5,845 SH                 X      X             2,200    3,645
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                   COM   589331107      398     5,344 SH           X                          5,344
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO               COM   590188108    1,488    22,546 SH           X                         22,546
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO               COM   590188108      240     3,642 SH                 X      X             1,586    2,056
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Page Total:            34,912
------------------------------------------------------------------------------------------------------------------------------------

INTEGRA BANK N.A.                             SECURITIES AND EXCHANGE COMMISSION FORM 13-F                      13F FILE #: 28-5504
                                                             AS OF 09/30/00

------------------------------------------------------------------------------------------------------------------------------------
                                TITLE              MARKET
                                 OF                VALUE    SHS OR  SH/  PCT/ INVESTMENT DISCRETION  OTHER     VOTING AUTHORITY
            ISSUER              CLASS    CUSIP    (X$1000) PRIN AMT PRIN CALL   SOLE SHARED OTHER     MGRS  SOLE     SHARED   OTHER
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MINING & MFG. CO.      COM   604059105      762     8,359 SH           X                          8,359
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER DISC  COM   617446448      140     1,528 SH           X                          1,528
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER DISC  COM   617446448       71       772 SH                 X      X               772
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC        COM   65332V103    1,434    30,680 SH           X                         30,680
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC        COM   65332V103      196     4,200 SH                 X      X             1,600    2,600
------------------------------------------------------------------------------------------------------------------------------------
OLD NATL BANCORP EVANSVILLE IND  COM   680033107      620    20,512 SH           X                         18,274    2,238
------------------------------------------------------------------------------------------------------------------------------------
OLD NATL BANCORP EVANSVILLE IND  COM   680033107       87     2,861 SH                 X      X             2,843       18
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORPORATION               COM   68389X105    1,137    14,435 SH           X                         14,435
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORPORATION               COM   68389X105      150     1,906 SH                 X      X               189    1,717
------------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC                      COM   704326107    1,606    30,600 SH           X                         30,600
------------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC                      COM   704326107      402     7,650 SH                 X      X             3,000    4,650
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                      COM   713448108    2,912    63,309 SH           X                         60,009    3,300
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                      COM   713448108      324     7,033 SH                 X      X             3,302    3,731
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                       COM   717081103    5,339   118,862 SH           X                        118,862
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                       COM   717081103      313     6,965 SH                 X      X             2,300    4,665
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                   COM   71713U102      261     4,338 SH           X                          4,338
------------------------------------------------------------------------------------------------------------------------------------
QUAKER OATS CO                   COM   747402105      317     4,000 SH           X                          4,000
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL IN     COM   749121109    1,310    27,219 SH           X                         27,219
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL IN     COM   749121109      106     2,200 SH                 X      X                      2,200
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETROLEUM CO         COM   780257804      460     7,680 SH           X                          7,680
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC           COM   78387G103    2,103    42,168 SH           X                         38,315    3,000     853
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC           COM   78387G103       53     1,054 SH                 X      X               894      160
------------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                    COM   803111103      586    28,850 SH           X                         28,850
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP             COM   806605101      717    15,400 SH           X                         15,400
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Total Page:            21,406
------------------------------------------------------------------------------------------------------------------------------------

INTEGRA BANK N.A.                             SECURITIES AND EXCHANGE COMMISSION FORM 13-F                      13F FILE #: 28-5504
                                                             AS OF 09/30/00

------------------------------------------------------------------------------------------------------------------------------------
                                TITLE              MARKET
                                 OF                VALUE    SHS OR  SH/  PCT/ INVESTMENT DISCRETION  OTHER     VOTING AUTHORITY
            ISSUER              CLASS    CUSIP    (X$1000) PRIN AMT PRIN CALL   SOLE SHARED OTHER     MGRS  SOLE     SHARED   OTHER
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP             COM   806605101       65     1,400 SH                 X      X             1,400
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                 COM   806857108    1,589    19,306 SH           X                         19,306
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                 COM   806857108        9       108 SH                 X      X                83       25
------------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC                   COM   826170102    2,469    22,185 SH           X                         22,185
------------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC                   COM   826170102      262     2,350 SH                 X      X               200    2,150
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC             COM   866810104    1,834    15,705 SH           X                         15,705
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC             COM   866810104      187     1,600 SH                 X      X               700      900
------------------------------------------------------------------------------------------------------------------------------------
SYSCO CORP                       COM   871829107      528    11,400 SH           X                         11,400
------------------------------------------------------------------------------------------------------------------------------------
SYSCO CORP                       COM   871829107       28       600 SH                 X      X               600
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS, INC.          COM   882508104    1,155    24,371 SH           X                         24,371
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS, INC.          COM   882508104      152     3,200 SH                 X      X             1,200    2,000
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                COM   902124106    2,117    40,807 SH           X                         40,807
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                COM   902124106      275     5,300 SH                 X      X             2,000    3,300
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CO.          COM   913017109      971    13,994 SH           X                         13,994
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CO.          COM   913017109       94     1,348 SH                 X      X             1,314       34
------------------------------------------------------------------------------------------------------------------------------------
VECTREN CORP                     COM   92240G101    1,024    50,388 SH           X                         50,388
------------------------------------------------------------------------------------------------------------------------------------
VECTREN CORP                     COM   92240G101      304    14,964 SH                 X      X            12,992    1,972
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS           COM   92343V104      468     9,667 SH           X                          9,667
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS           COM   92343V104       47       976 SH                 X      X               366      610
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC NEW ADR       COM   92857W100      820    22,153 SH           X                         22,153
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC NEW ADR       COM   92857W100       83     2,246 SH                 X      X             1,189    1,057
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Page Total:            14,481
------------------------------------------------------------------------------------------------------------------------------------

INTEGRA BANK N.A.                             SECURITIES AND EXCHANGE COMMISSION FORM 13-F                      13F FILE #: 28-5504
                                                             AS OF 09/30/00

------------------------------------------------------------------------------------------------------------------------------------
                                TITLE              MARKET
                                 OF                VALUE    SHS OR  SH/  PCT/ INVESTMENT DISCRETION  OTHER     VOTING AUTHORITY
            ISSUER              CLASS    CUSIP    (X$1000) PRIN AMT PRIN CALL   SOLE SHARED OTHER     MGRS  SOLE     SHARED   OTHER
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC              COM   931142103    1,690    35,116 SH           X                         35,116
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC              COM   931142103      212     4,400 SH                 X      X             1,500    2,900
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW             COM   949746101    1,004    21,865 SH           X                         21,865
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW             COM   949746101      286     6,236 SH                 X      X             2,285    3,951
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             Page Total             3,192
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                           Final Totals           140,256
------------------------------------------------------------------------------------------------------------------------------------